Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Current fiscal year end date	--12-31
Document period end date	Dec. 31, 2023
Document transition report	false
Document shell company report	false
Entity file number	001-39368
Entity registrant name	Maxeon Solar Technologies, Ltd.
Entity address, address line one	8 Marina Boulevard
Entity address, address line two	#05-02
Entity address, city or town	Marina Bay Financial Centre
Entity address, country	SG
Entity incorporation, state or country code	U0
Entity address, postal zip code	018981
Title of 12(b) security	Ordinary Shares, no par value
Trading symbol	MAXN
Security exchange name	NASDAQ
Entity common stock, shares outstanding (in shares)	53,959,909
Entity well-known seasoned issuer	No
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document Financial Statement Error Correction [Flag]	false
Document accounting standard	U.S. GAAP
Entity shell company	false
Entity central index key	0001796898
Amendment flag	false
Document fiscal period focus	FY
Document fiscal year focus	2023
Business contact
Entity Addresses [Line Items]
Entity address, address line one	51 Rio Robles
Entity address, city or town	San Jose
Entity address, state or province	CA
Entity address, postal zip code	95134
Contact personnel name	William Mulligan
City area code	626
Local phone number	884-4756